Financial Risk Management - Additional Information (Detail) £ in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) R$ / Per_USD	Dec. 31, 2019 GBP (£) R$ / Per_USD	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Foreign exchange liabilities	R$ 3,381,960,000		R$ 3,012,897,000
Percentage of borrowings linked to CDI rate	97.00%	97.00%
Bank Of America [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding swap contract percentage	0.20%	0.20%
HSBC [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding swap contract percentage	26.20%	26.20%
Citi Bank [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding swap contract percentage	21.20%	21.20%
Bradesco [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding swap contract percentage	26.20%	26.20%
Itau BBA [Member]
Disclosure of detailed information about financial instruments [line items]
Outstanding swap contract percentage	26.20%	26.20%
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount Hedged	R$ 1,302,869	£ 1,038,538	R$ 1,773,810
Seventy Million British Pounds Credit Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Undrawn credit line | £		£ 70,000
Undrawn credit line, maturity date	March 2021
Undrawn credit line, interest rate description	LIBOR or EURIBOR + 2.0% p.a.
Undrawn credit line, interest rate spread	2.00%	2.00%
One Hundred Fifty Million Reais Unsecured Credit Line [Member]
Disclosure of detailed information about financial instruments [line items]
Undrawn credit line	R$ 150,000
Undrawn credit line, maturity date	January 2020
Undrawn credit line, interest rate description	CDI rate + 1.25% p.a.
Undrawn credit line, interest rate spread	1.25%	1.25%
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount Hedged	R$ 3,702,539
Cash flow hedges [member] | Currency Swap – US$/R$ [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount Hedged	2,664,001
Cash flow hedges [member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount Hedged	R$ 1,038,538	£ 194,957
Scenario Two [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange rate | R$ / Per_USD	3.02	3.02
Foreign exchange rate, percentage of decrease	25.00%	25.00%
Borrowings interest rate, percentage of increase	25.00%	25.00%
Borrowings interest rate	5.40%	5.40%
Scenario Three [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange rate | R$ / Per_USD	2.02	2.02
Foreign exchange rate, percentage of decrease	50.00%	50.00%
Borrowings interest rate, percentage of increase	50.00%	50.00%
Borrowings interest rate	6.50%	6.50%
Probable scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange rate | R$ / Per_USD	4.03	4.03
Borrowings interest rate	4.35%	4.35%
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding swap contract maturities	January 2020
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding swap contract maturities	February 2023